Revenue - Summary of Accounts Receivable Billed and Unbilled and Deferred Revenue (Detail) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Accounts receivable - billed (net of allowance for credit losses of $32,638 and $19,801 as of September 30, 2024 and 2023, respectively)	$ 665,740	$ 732,979
Accounts receivable — unbilled (current)	362,617	211,498
Accounts receivable - unbilled (non-current)	75,050	45,176
Total Accounts receivable — unbilled	437,667	256,674
Deferred revenue (current)	(115,247)	(170,634)
Deferred revenue (non-current)	(836)	(805)
Total Deferred revenue	$ (116,083)	$ (171,439)